LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
LEASES LIABILITIES
LEASES LIABILITIES

NOTE 17 – LEASES LIABILITIES

	As of December 31,
Current	2020	2019
Argentina	3,068	3,194
Abroad	268	399
	3,336	3,593
Non- current
Argentina	6,119	4,107
Abroad	847	892
	6,966	4,999
Total lease liabilities	10,302	8,592